Value of Stock-Based Compensation Awards Restricted Stock Units (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Share Based Compensation [Line Items]
Fair value of share-based units that vested during the fiscal year	$ 4	$ 88	$ 42
Weighted average grant date fair value of share based units granted during the fiscal year	$ 25.02	$ 29.09	$ 23.40
Total compensation expense	13	35	41
Tax benefit on compensation expense	$ 5	$ 11	$ 15